Taxes - Schedule of Statutory EIT Rate and the Effective Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Statutory EIT Rate and the Effective Tax [Abstract]
Loss before income taxes	$ (5,933,702)	$ (13,446,001)	$ (11,760,317)
Provision for income taxes at statutory tax rate in the PRC	(1,483,426)	(3,054,079)	(2,798,020)
Temporary difference not recognized as deferred tax assets	1,483,426	3,068,137	3,078,891
Effect of expense for which no income tax is deductible		7,566	5,464
Income tax expense		$ 21,624	$ 286,335